Convertible Redeemable Preferred Shares - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Temporary Equity [Line Items]
Convertible redeemable preferred shares dividends declared	¥ 0
Liquidation preference percentage of issuance price plus declared but unpaid dividends	150.00%	150.00%
Convertible redeemable preferred shares, conversion ratio	1
Convertible redeemable preferred shares, redemption start date	Dec. 31, 2022	Dec. 31, 2022
Accretion of convertible redeemable preferred shares	¥ 508,627,000	$ 79,815	¥ 1,304,498,000	¥ 877,999,000
Series A Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Non cumulative dividend rate percentage of issue price	8.00%	8.00%
Accretion of convertible redeemable preferred shares	¥ 21,898,000		¥ 83,312,000	¥ 123,459,000
Series B, C-1, C-2, C-3, D,E and F Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Cumulative dividend rate percentage of issue price	8.00%	8.00%